Activity in the Options Available to be Granted Under the Employee Stock Option Scheme, Employees Stock option Schemes (Detail)	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of year		14,732,500	50,258,500	53,079,000
Equity shares allocated for grant under the plan		100,000,000	0	0
Options granted	(32,967,500)	(32,967,500)	(36,341,250)	(6,265,000)
Forfeited/lapsed		1,717,750	815,250	3,444,500
Options available to be granted, end of year		83,482,750		50,258,500